UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SIR Capital Management, L.P.

Address:   620 Eighth Avenue
           22nd Floor
           New York, New York 10018


Form 13F File Number: 028-13426


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ben Fooshee
Title:  Chief Operating Officer
Phone:  (212) 993-7090

Signature,  Place,  and  Date  of  Signing:

/s/ Ben Fooshee                    New York, NY                       8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              72

Form 13F Information Table Value Total:  $      726,163
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADVANTAGE OIL & GAS LTD      COM             00765F101    4,118   519,800 SH       SOLE                  519,800      0    0
AECOM TECHNOLOGY CORP DELAWA COM             00766T100      995    36,400 SH       SOLE                   36,400      0    0
APACHE CORP                  COM             037411105    2,764    22,400 SH       SOLE                   22,400      0    0
ANADARKO PETE CORP           COM             032511107   45,734   595,800 SH       SOLE                  595,800      0    0
AIR PRODS & CHEMS INC        COM             009158106    1,032    10,800 SH       SOLE                   10,800      0    0
BASIC ENERGY SVCS INC NEW    COM             06985P100    6,118   194,400 SH       SOLE                  194,400      0    0
BARRETT BILL CORP            COM             06846N104    8,784   189,520 SH       SOLE                  189,520      0    0
BAKER HUGHES INC             COM             057224107   26,114   359,900 SH       SOLE                  359,900      0    0
BP PLC                       SPONSORED ADR   055622104   25,794   582,400 SH       SOLE                  582,400      0    0
BERRY PETE CO                CL A            085789105    5,733   107,900 SH       SOLE                  107,900      0    0
PEABODY ENERGY CORP          COM             704549104    2,140    36,319 SH       SOLE                   36,319      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105    1,624    32,300 SH       SOLE                   32,300      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109    8,309   213,600 SH       SOLE                  213,600      0    0
CELANESE CORP DEL            COM SER A       150870103    4,009    75,200 SH       SOLE                   75,200      0    0
CHESAPEAKE ENERGY CORP       COM             165167107   24,375   821,000 SH       SOLE                  821,000      0    0
COBALT INTL ENERGY INC       COM             19075F106    3,026   222,000 SH       SOLE                  222,000      0    0
CONSOL ENERGY INC            COM             20854P109    1,532    31,600 SH       SOLE                   31,600      0    0
CABOT OIL & GAS CORP         COM             127097103   12,198   183,955 SH       SOLE                  183,955      0    0
CARBO CERAMICS INC           COM             140781105    4,840    29,700 SH       SOLE                   29,700      0    0
CVR ENERGY INC               COM             12662P108   11,205   455,100 SH       SOLE                  455,100      0    0
CHEVRON CORP NEW             COM             166764100    2,211    21,500 SH       SOLE                   21,500      0    0
CONCHO RES INC               COM             20605P101    1,580    17,200 SH       SOLE                   17,200      0    0
DRESSER-RAND GROUP INC       COM             261608103    1,736    32,300 SH       SOLE                   32,300      0    0
EASTMAN CHEM CO              COM             277432100    2,868    28,100 SH       SOLE                   28,100      0    0
EL PASO CORP                 COM             28336L109   17,467   864,700 SH       SOLE                  864,700      0    0
ENSCO PLC                    SPONSORED ADR   29358Q109    9,381   176,000 SH       SOLE                  176,000      0    0
FOREST OIL CORP              COM PAR $0.01   346091705    4,268   159,800 SH       SOLE                  159,800      0    0
GARDNER DENVER INC           COM             365558105    3,690    43,900 SH       SOLE                   43,900      0    0
GOODRICH PETE CORP           COM NEW         382410405    2,541   138,000 SH       SOLE                  138,000      0    0
GULFMARK OFFSHORE INC        CL A NEW        402629208    4,109    92,980 SH       SOLE                   92,980      0    0
CHART INDS INC               COM PAR $0.01   16115Q308    2,738    50,727 SH       SOLE                   50,727      0    0
HALLIBURTON CO               COM             406216101   16,356   320,700 SH       SOLE                  320,700      0    0
HESS CORP                    COM             42809H107   52,908   707,700 SH       SOLE                  707,700      0    0
PETROHAWK ENERGY CORP        COM             716495106   14,597   591,700 SH       SOLE                  591,700      0    0
HUNTSMAN CORP                COM             447011107    1,506    79,900 SH       SOLE                   79,900      0    0
KBR INC                      COM             48242W106    2,189    58,091 SH       SOLE                   58,091      0    0
MARATHON OIL CORP            COM             565849106    5,881   183,900 SH       SOLE                  183,900      0    0
MASTEC INC                   COM             576323109    2,897   146,900 SH       SOLE                  146,900      0    0
NOBLE ENERGY INC             COM             655044105   11,750   131,100 SH       SOLE                  131,100      0    0
NABORS INDUSTRIES LTD        SHS             G6359F103    6,049   245,500 SH       SOLE                  245,500      0    0
NATIONAL FUEL GAS CO N J     COM             636180101      990    13,600 SH       SOLE                   13,600      0    0
NEWFIELD EXPL CO             COM             651290108   14,087   207,100 SH       SOLE                  207,100      0    0
NEWPARK RES INC              COM PAR $.01NEW 651718504    1,048   115,501 SH       SOLE                  115,501      0    0
OIL STS INTL INC             COM             678026105    9,781   122,405 SH       SOLE                  122,405      0    0
PPG INDUSTRIES INC           COM             693506107    5,257    57,900 SH       SOLE                   57,900      0    0
PATTERSON UTI ENERGY INC     COM             703481101   20,635   652,800 SH       SOLE                  652,800      0    0
PIONEER NAT RES CO           COM             723787107    1,281    14,300 SH       SOLE                   14,300      0    0
PLAINS EXPL& PRODTN CO       COM             726505100    2,055    53,900 SH       SOLE                   53,900      0    0
QEP RES INC                  COM             74733V100   13,556   324,085 SH       SOLE                  324,085      0    0
ROWAN COS INC                COM             779382100   27,625   711,800 SH       SOLE                  711,800      0    0
TRANSOCEAN LTD               REG SHS         H8817H100    8,599   133,200 SH       SOLE                  133,200      0    0
ROCKWOOD HLDGS INC           COM             774415103    4,451    80,500 SH       SOLE                   80,500      0    0
ROSETTA RESOURCES INC        COM             777779307    6,762   131,200 SH       SOLE                  131,200      0    0
RELIANCE STEEL & ALUMINUM CO COM             759509102    2,339    47,100 SH       SOLE                   47,100      0    0
SEADRILL LIMITED             SHS             G7945E105    2,999    85,000 SH       SOLE                   85,000      0    0
SPECTRA ENERGY CORP          COM             847560109    3,703   135,100 SH       SOLE                  135,100      0    0
SWIFT ENERGY CO              COM             870738101   13,372   358,800 SH       SOLE                  358,800      0    0
STONE ENERGY CORP            COM             861642106   14,347   472,100 SH       SOLE                  472,100      0    0
SM ENERGY CO                 COM             78454L100   30,678   417,500 SH       SOLE                  417,500      0    0
SUPERIOR ENERGY SVCS INC     COM             868157108    3,716   100,067 SH       SOLE                  100,067      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
STEEL DYNAMICS INC           COM             858119100    1,001    61,600 SH       SOLE                   61,600      0    0
SUNCOR ENERGY INC NEW        COM             867224107   34,318   877,700 SH       SOLE                  877,700      0    0
TIDEWATER INC                COM             886423102    1,001    18,600 SH       SOLE                   18,600      0    0
TALISMAN ENERGY INC COM STK  COM             87425E103   44,734 2,183,200 SH       SOLE                2,183,200      0    0
TOTAL S A                    SPONSORED ADR   89151E109    7,132   123,300 SH       SOLE                  123,300      0    0
TENARIS S A                  SPONSORED ADR   88031M109    1,578    34,511 SH       SOLE                   34,511      0    0
TESORO CORP                  COM             881609101   10,275   448,500 SH       SOLE                  448,500      0    0
UNIT CORP                    COM             909218109   11,583   190,100 SH       SOLE                  190,100      0    0
WALTER ENERGY INC            COM             93317Q105    2,027    17,500 SH       SOLE                   17,500      0    0
WILLIAMS COS INC DEL         COM             969457100   15,307   506,000 SH       SOLE                  506,000      0    0
CIMAREX ENERGY CO            COM             171798101    1,313    14,600 SH       SOLE                   14,600      0    0
EXXON MOBIL CORP             COM             30231G102   41,447   509,300 SH       SOLE                  509,300      0    0


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